LOSS PER SHARE - Weighted average number of ordinary shares, diluted (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Weighted average number of ordinary shares used in computation of basic loss per share	277,665	264,109	262,542
Effect of the exercise of the Viola warrants and Warrants (Series 4)	43,246	39,877
Weighted average number of ordinary shares used in computation of diluted loss per share per share	320,911	303,986	262,542